Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,649	$ 6,749
Restricted cash	200	194
Trade accounts receivable	87
Deferred expenses		196
Other current assets	472	173
Total current assets	2,408	7,312
Operating lease - right of use asset	1,433	1,217
Fixed assets, net	570	443
Total non current assets	2,003	1,660
TOTAL ASSETS	4,411	8,972
Current liabilities
Trade accounts payable	139	51
Current operating lease liability	299	485
Other accounts payable	1,114	1,654
Total current liabilities	1,552	2,190
Non-current operating lease liability	1,221	910
TOTAL LIABILITIES	2,773	3,100
Temporary equity
Preferred A shares, NIS 0.01 par value; Authorized 100,000 shares; Issued and outstanding: 51,282 shares as of December 31, 2021 and 2020; Aggregate liquidation preference of $10,000 and $5,000 as of December 31, 2021 and 2020	9,965	4,965
Shareholders’ equity
Ordinary shares, NIS 0.01 par value; Authorized 99,900,000 shares; Issued and outstanding: 9,157,324 and 9,136,600 shares	25	25
Additional paid in capital	35,987	35,001
Accumulated deficit	(44,339)	(34,119)
Total shareholders’ equity (deficit)	(8,327)	907
TOTAL LIABILITIES, TEMPORARY EQUITY AND SHAREHOLDERS’ EQUITY	$ 4,411	$ 8,972